Employee Benefits (Details 5)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CHILE
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	6.97%	4.41%
Actuarial assumption of voluntary employee turnover rate	1.90%	1.90%
Actuarial assumption of rotation rate	5.30%	5.30%
Actuarial assumption of expected rates of salary increases	3.70%	3.70%
CHILE | Officers [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	60 years	60 years
CHILE | Other employees Male [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	65 years	65 years
CHILE | Other employees Female [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	60 years	60 years
ARGENTINA
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	61.23%	54.87%
Actuarial assumption of voluntary employee turnover rate	50.00%	50.00%
Actuarial assumption of rotation rate	50.00%	50.00%
Actuarial assumption of expected rates of salary increases	52.10%	46.10%
Actuarial assumption of retirement age	60 years	60 years
ARGENTINA | Other employees Male [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age		65 years
ARGENTINA | Other employees Female [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	60 years	60 years